INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Operating loss carry forwards	$ 23,536	$ 24,106
Reserves and allowances	5,228	4,939
Net deferred tax assets before valuation allowance	28,764	29,045
Valuation allowance	(27,923)	(28,622)
Net deferred tax assets	841	423
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	20,025	21,234
Valuation allowance	(19,184)	(20,811)
Net deferred tax assets	841	423
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	8,739	7,811
Valuation allowance	(8,739)	(7,811)
Deferred Tax Liabilities, Net	$ 0	$ 0